Acquisitions PetMatrix Acquisition (details) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business Combination Segment Allocation [Line Items]
Goodwill (Note 12)	$ 2,277.1	$ 2,133.3	$ 2,138.9
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Petmatrix LLC [Member]
Business Combination Segment Allocation [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 0.2
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	7.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	16.0
Property, plant and equipment	0.9
Goodwill (Note 12)	0.8
Goodwill (Note 12)	123.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	110.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	(4.7)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	255.2
Business Combination, Consideration Transferred	255.2
Noncompete Agreements [Member] | Petmatrix LLC [Member]
Business Combination Segment Allocation [Line Items]
Goodwill (Note 12)	$ 2.4
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Technology-Based Intangible Assets [Member] | Petmatrix LLC [Member]
Business Combination Segment Allocation [Line Items]
Goodwill (Note 12)	$ 21.0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years
Customer Relationships [Member] | Petmatrix LLC [Member]
Business Combination Segment Allocation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Business Acquisition Contingent Consideration Key Assumptions Discount Rate	12.00%
Goodwill (Note 12)	$ 12.0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	16 years
Tradenames Trademarks And Patents [Member] | Petmatrix LLC [Member]
Business Combination Segment Allocation [Line Items]
Goodwill (Note 12)	$ 75.0